Related-Party Transactions	12 Months Ended
Dec. 31, 2020
Related-Party Transactions
Related-Party Transactions

12. Related-Party Transactions

Aside from preferred financing equity transactions discussed and Executive grants discussed in Note 10, the Company did not have any other significant related party transactions in the years ended December 31, 2020, 2019, and 2018.